Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document and Entity Information
Document Type	S-1/A
Entity Registrant Name	E2open Parent Holdings, Inc.
Entity Central Index Key	0001800347
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false